Share-based Payments - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020 shares plan $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2020 shares	Jun. 30, 2020 years	Jun. 30, 2020 USD ($)	Jun. 30, 2019 shares	Jun. 30, 2019 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based employee compensation plans | plan	3
Award vesting period	4 years
Weighted average remaining contractual life of outstanding share options	3 years 7 months 6 days	3 years 7 months 6 days
Weighted-average remaining contractual live of options exercisable	3.6	3.2		3.64			3.24
Share options granted (shares)	0	0
Future period share-based payment expense | $					$ 328.6
Weighted-average remaining period for recognition of future share-based payment expense	1 year 4 months 24 days
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average grant date fair value of awards granted (USD per share) | $ / shares	$ 139.2	$ 83.90
Number of shares issued subject to forfeiture	245,221	593,567
Weighted average grant date fair value of shares issued subject to forfeiture (USD per share) | $ / shares	$ 135.64	$ 98.72
Number of shares outstanding subject to forfeiture or repurchase			515,697			911,367
RSUs | One year anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.25
RSUs | Over three years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.08333
Award vesting period	3 years
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares added to pool of shares available for issuance		11,807,109
2015 Plan | Class A Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance of awards			20,700,000
Options Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years
Number of share options available for exercise			0
Exercisable period of options upon termination	3 months
Options Plan | One year anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.25
Options Plan | Thereafter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.02083
Options Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	7
Options Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	10